Provisions (Details Narrative) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
DisclosureOfProvisionsLineItems [Line Items]
Additional provisions, other provisions	$ 5,512	$ 1,054
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations	2.00%	2.00%
Additional provisions, other provisions	$ 307	$ 717